Consolidated Schedule of Investments
Principal Private Credit Fund I
December 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 16.87% Shares Held Value (000's)
Money Market Funds - 16.87%
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class 4.43%
(a)
14,952,892 $ 14,953
TOTAL INVESTMENT COMPANIES $ 14,953
COMMON STOCKS - 0.02% Shares Held Value (000's)
Commercial Services - 0.00%
Warrior Ultimate Holdings LLC
(b),(c),(d)
87 $ —
Enterprise Software & Services - 0.02%
Douglas Top Parent, LLC.
(b),(c),(d)
19,712 22
TOTAL COMMON STOCKS $ 22
PREFERRED STOCKS - 0.04% Shares Held Value (000's)
Commercial Services - 0.04%
Warrior Ultimate Holdings LLC 0.00%
(b),(c),(d)
394 $ 39
TOTAL PREFERRED STOCKS $ 39
BONDS - 7.73%
Principal
Amount (000's) Value (000's)
Airlines - 0.01%
OneSky Flight LLC
8.88%, 12/15/2029
(e)
$ 5 $ 5
Automobile Parts & Equipment - 0.83%
Dana Inc
5.38%, 11/15/2027 750 739
Building Materials - 0.11%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(e)
95 101
Computers - 0.01%
NCR Voyix Corp
5.13%, 04/15/2029
(e)
11 11
Diversified Financial Services - 0.55%
Credit Acceptance Corp
9.25%, 12/15/2028
(e)
335 354
OneMain Finance Corp
3.50%, 01/15/2027 135 129
$ 483
Electric - 0.35%
Clearway Energy Operating LLC
4.75%, 03/15/2028
(e)
325 311
Entertainment - 0.86%
Caesars Entertainment Inc
4.63%, 10/15/2029
(e)
815 763
Food - 1.23%
B&G Foods Inc
8.00%, 09/15/2028
(e)
710 730
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(e)
320 331
Post Holdings Inc
5.50%, 12/15/2029
(e)
25 24
$ 1,085
Forest Products & Paper - 0.02%
Mercer International Inc
12.88%, 10/01/2028
(e)
15 16
Media - 0.82%
CCO Holdings LLC / CCO Holdings Capital Corp
5.38%, 06/01/2029
(e)
405 387
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(e)
350 341
$ 728
Oil & Gas - 0.08%
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(e)
70 72
Packaging & Containers - 0.82%
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(e)
375 378
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(e)
335 342
$ 720
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 0.28%
AdaptHealth LLC
6.13%, 08/01/2028
(e)
$ 255 $ 250
Pipelines - 0.79%
Venture Global LNG Inc
9.50%, 02/01/2029
(e)
635 701
REITs - 0.94%
Blackstone Mortgage Trust Inc
7.75%, 12/01/2029
(e)
15 15
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(e)
795 750
Uniti Group LP / Uniti Group Finance 2019 Inc /
CSL Capital LLC
10.50%, 02/15/2028
(e)
65 69
$ 834
Retail - 0.03%
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(e)
25 26
TOTAL BONDS $ 6,845
SENIOR FLOATING RATE INTERESTS
- 78.30%
Principal
Amount (000's) Value (000's)
Advertising - 1.44%
Finn Partners Inc Term Loan
11.28%, 07/01/2026
(c),(f)
$ 1,291 $ 1,282
CME Term Secured Overnight Financing
Rate 3 Month + 6.65%
Aerospace & Defense - 0.76%
TransDigm Inc Term Loan J
6.83%, 02/28/2031
(f)
673 674
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Airlines - 1.18%
SkyMiles IP Ltd Term Loan B
0.00%, 09/16/2027
(f),(g)
500 508
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
WestJet Loyalty LP Term Loan B
8.01%, 01/31/2031
(f)
532 534
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 1,042
Automobile Parts & Equipment - 2.59%
B'laster Holdings LLC Term Loan
9.10%, 10/25/2029
(c),(f)
1,162 1,150
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
M&D Midco Inc Term Loan
9.64%, 08/31/2028
(c),(f)
671 665
CME Term Secured Overnight Financing
Rate 3 Month + 5.10%
Tenneco Inc Term Loan B
9.61%, 11/17/2028
(f)
500 485
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
$ 2,300
Chemicals - 3.74%
Advancion Holdings LLC Term Loan B
8.88%, 11/24/2027
(f)
497 497
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Element Solutions Inc Term Loan B3
6.11%, 12/18/2030
(f)
499 499
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%

Consolidated Schedule of Investments
Principal Private Credit Fund I
December 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Kano Intermediate Inc. Term Loan
9.10%, 12/17/2030
(c),(f)
$ 2,357 $ 2,328
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 3,324
Commercial Services - 11.10%
Certified Collision Group, Inc. Term Loan
9.61%, 05/17/2027
(c),(f)
905 898
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Garda World Security Corp Term Loan B
7.90%, 02/01/2029
(f)
674 675
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
O6 Environmental, LLC Term Loan
10.74%, 06/30/2027
(c),(f)
342 342
CME Term Secured Overnight Financing
Rate 3 Month + 6.15%
O6 Environmental, LLC Delayed Draw Term Loan
10.81%, 06/30/2027
(c),(f)
252 251
CME Term Secured Overnight Financing
Rate 3 Month + 6.15%
Prosource Holdings MP, LLC Term Loan
8.82%, 12/30/2030
(c),(f)
1,577 1,557
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Rotolo Consultants Inc. Term Loan
11.76%, 01/15/2029
(c),(f)
1,291 1,286
CME Term Secured Overnight Financing
Rate 3 Month + 7.21%
11.76%, 01/15/2029
(c),(f)
258 257
CME Term Secured Overnight Financing
Rate 3 Month + 7.21%
Ruppert Landscape, LLC Term Loan
9.55%, 12/01/2028
(c),(f)
625 621
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Ruppert Landscape, LLC Delayed Draw Term Loan
9.51%, 12/01/2028
(c),(f)
151 151
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Sales Performance International, LLC Term Loan
11.45%, 08/24/2028
(c),(f)
1,696 1,675
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
11.50%, 08/24/2028
(c),(f)
1,055 1,041
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
Sales Performance International, LLC Revolver
11.35%, 08/24/2028
(c),(f)
196 193
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
Wolverine Seller Holdings, LLC Term Loan
9.67%, 01/17/2030
(c),(f)
880 882
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
$ 9,829
Computers - 0.57%
Virtusa Corp Term Loan B
8.01%, 02/15/2029
(f)
499 502
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Consumer Products - 0.53%
Kronos Acquisition Holdings Inc Term Loan B
9.01%, 06/27/2031
(f)
499 470
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care - 2.27%
Accupac LLC Term Loan
11.33%, 12/31/2029
(f)
$ 2,057 $ 2,016
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Distribution & Wholesale - 1.18%
HEF Safety Ultimate Holdings, LLC Term Loan
9.88%, 11/19/2029
(c),(f)
1,047 1,045
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Diversified Financial Services - 4.48%
Avolon TLB Borrower 1 US LLC Term Loan B6
8.08%, 06/21/2030
(f)
674 673
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Ninjatrader Group LLC Term Loan
11.32%, 12/18/2026
(c),(f)
1,073 1,073
CME Term Secured Overnight Financing
Rate 3 Month + 6.65%
Obra Capital, Inc Term Loan
11.97%, 06/21/2029
(c),(f)
2,190 2,151
CME Term Secured Overnight Financing
Rate 1 Month + 7.61%
Russell Investments US Institutional Holdco Inc
PIK Term Loan B
0.00%, 05/30/2027
(f),(g)
74 70
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
$ 3,967
Electric - 1.43%
TPS Intermediate, LLC Term Loan
9.77%, 06/09/2029
(c),(f)
1,289 1,263
CME Term Secured Overnight Financing
Rate 3 Month + 5.35%
Electrical Components & Equipment - 0.52%
Energizer Holdings Inc Term Loan B
6.36%, 12/22/2027
(f)
457 457
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Electronics - 3.64%
AEP Passion Intermediate Holdings Inc Term Loan
11.20%, 10/05/2027
(c),(f)
342 330
CME Term Secured Overnight Financing
Rate 1 Month + 6.65%
AIDC Intermediate Co 2, LLC Term Loan
9.61%, 07/22/2027
(c),(f)
1,549 1,536
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Thames Technology Holdings, Inc. Term Loan
10.34%, 09/03/2029
(c),(f)
1,386 1,363
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
$ 3,229
Enterprise Software & Services - 1.35%
Douglas Holdings, Inc. Term Loan
5.31%, PIK 5.04%, 08/27/2030
(c),(f),(h)
1,182 1,169
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
Douglas Holdings, Inc. Synthetic PIK Delayed
Draw Term Loan
10.07%, PIK 0.00%, 08/27/2030
(c),(f),(h)
23 23
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
$ 1,192

Consolidated Schedule of Investments
Principal Private Credit Fund I
December 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 1.22%
Gold Medal Holdings Inc Term Loan
10.38%, 03/17/2027
(c),(f)
$ 1,088 $ 1,083
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
Food - 6.72%
Cornhusker Buyer, Inc. Term Loan
10.78%, 10/31/2028
(c),(f)
774 763
CME Term Secured Overnight Financing
Rate 3 Month + 6.15%
Costanzo's Bakery, LLC Term Loan
9.88%, 06/18/2027
(c),(f)
790 784
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Fiesta Purchaser Inc Term Loan B
0.00%, 01/31/2031
(f),(g)
499 499
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Hill Country Dairies, Inc. Delayed Draw Term Loan
9.27%, 08/01/2030
(c),(f)
126 125
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Hill Country Dairies, Inc. Revolver
9.27%, 08/01/2030
(c),(f)
126 125
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Hill Country Dairies, Inc. Term Loan
9.34%, 08/01/2030
(c),(f)
1,549 1,534
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
KNPC Holdco, LLC Term Loan
11.02%, 10/22/2029
(c),(f)
1,277 1,264
CME Term Secured Overnight Financing
Rate 6 Month + 5.85%
12.37%, 10/22/2029
(c),(f)
207 210
CME Term Secured Overnight Financing
Rate 6 Month + 7.10%
Maldives Acquisition, LLC Term Loan
10.42%, 07/15/2028
(c),(f)
669 660
CME Term Secured Overnight Financing
Rate 3 Month + 5.90%
$ 5,964
Healthcare - Products - 0.56%
Medline Borrower LP Term Loan B
0.00%, 10/23/2028
(f),(g)
499 500
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Healthcare - Services - 12.45%
IPC Pain Acquisition LLC Term Loan
10.48%, 05/19/2027
(c),(f)
201 200
CME Term Secured Overnight Financing
Rate 3 Month + 6.01%
KL Charlie Acquisition Corp Term Loan
10.17%, 12/30/2026
(c),(f)
737 730
CME Term Secured Overnight Financing
Rate 1 Month + 5.60%
KL Charlie Acquisition Corp Delayed Draw Term
Loan
10.20%, 12/30/2026
(c),(f)
1,084 1,073
CME Term Secured Overnight Financing
Rate 1 Month + 5.60%
LifePoint Health Inc Term Loan B
8.41%, 05/16/2031
(f)
499 500
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
North Haven USHC Acquisition, Inc. Term Loan
9.75%, 10/30/2025
(c),(f)
710 706
CME Term Secured Overnight Financing
Rate 3 Month + 5.10%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Orion Midco LLC Term Loan
9.77%, 05/21/2031
(c),(f)
$ 2,098 $ 2,071
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Pediatric Home Respiratory Services, LLC Term
Loan
9.78%, 12/23/2030
(c),(f)
2,849 2,834
CME Term Secured Overnight Financing
Rate 6 Month + 5.50%
Pediatric Home Respiratory Services, LLC Revolver
9.78%, 12/23/2030
(c),(f)
50 49
CME Term Secured Overnight Financing
Rate 6 Month + 5.50%
SDG MGMT Company, LLC Term Loan
9.88%, 07/03/2028
(c),(f)
728 717
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
10.37%, 07/03/2028
(c),(f)
217 217
CME Term Secured Overnight Financing
Rate 6 Month + 6.10%
SSA Acquisition Holdco, LLC Term Loan
10.90%, 07/25/2029
(c),(f)
1,966 1,928
CME Term Secured Overnight Financing
Rate 6 Month + 6.25%
$ 11,025
Insurance - 2.11%
Acrisure LLC Term Loan B6
7.76%, 11/06/2030
(f)
674 674
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Keystone Agency Investors, LLC Term Loan
9.63%, 05/03/2027
(c),(f)
790 789
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
9.63%, 05/03/2027
(c),(f)
409 409
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
$ 1,872
Iron & Steel - 0.57%
TMS International Corp/DE Term Loan B6
8.27%, 03/02/2030
(f)
498 501
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Lodging - 0.56%
Fertitta Entertainment LLC/NV Term Loan B
7.86%, 01/27/2029
(f)
497 499
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Media - 0.53%
Directv Financing LLC Tern Loan Extended
8.99%, 08/02/2029
(f)
476 467
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Mining - 0.57%
Arsenal AIC Parent LLC Term Loan B
7.61%, 08/18/2030
(f)
499 502
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Packaging & Containers - 3.07%
Flexpak Investment Corp Term Loan
9.36%, 07/30/2027
(c),(f)
281 281
CME Term Secured Overnight Financing
Rate 1 Month + 4.85%
Keg Logistics LLC Term Loan
10.70%, 11/23/2027
(c),(f)
1,936 1,933
CME Term Secured Overnight Financing
Rate 3 Month + 6.15%

Consolidated Schedule of Investments
Principal Private Credit Fund I
December 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Mauser Packaging Solutions Holding Co Term Loan
B1
0.00%, 04/15/2027
(f),(g)
$ 500 $ 503
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 2,717
Pharmaceuticals - 2.92%
Endo Finance Holdings Inc Term Loan B
8.76%, 04/23/2031
(f)
500 503
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
KL Moon Acquisition, LLC Term Loan
9.57%, 02/01/2029
(c),(f)
629 614
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Vert Markets LLC Term Loan
10.13%, 12/18/2029
(c),(f)
1,498 1,469
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
$ 2,586
Pipelines - 0.75%
NGL Energy Operating LLC Term Loan B
0.00%, 02/03/2031
(f),(g)
660 661
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Retail - 1.70%
IRB Holding Corp
0.00%, 12/15/2027
(f),(g)
499 499
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
KFC Holding Co Term Loan B
6.03%, 03/15/2028
(f)
499 499
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
MITER Brands Acquisition Holdco Inc Term Loan
B2
7.36%, 03/28/2031
(f)
499 503
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 1,501
Software - 7.79%
Alta Buyer LLC Term Loan
9.63%, 12/21/2027
(c),(f)
1,016 1,011
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Alta Buyer LLC Delayed Draw Term Loan
9.63%, 12/21/2027
(c),(f)
275 273
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
CEV Multimedia, LLC Term Loan
10.95%, 12/27/2027
(c),(f)
243 241
CME Term Secured Overnight Financing
Rate 1 Month + 6.35%
Cleartelligence, LLC Term Loan
10.60%, 07/10/2029
(c),(f)
2,472 2,450
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Cloud Software Group Inc Term Loan B1
0.60%, 03/30/2029
(f)
371 371
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
ES Ventures, LLC Term Loan
10.59%, 12/13/2028
(c),(f)
1,035 1,030
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
10.59%, 12/13/2028
(c),(f)
696 694
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Moonraker AcquisitionCo LLC Term Loan
10.22%, 08/04/2028
(c),(f)
$ 839 $ 839
CME Term Secured Overnight Financing
Rate 6 Month + 5.75%
$ 6,909
TOTAL SENIOR FLOATING RATE INTERESTS $ 69,379
Total Investments $ 91,238
Other Assets and Liabilities -  (2.96)% (2,622)
TOTAL NET ASSETS - 100.00% $ 88,616
(a) 1-day yield shown is as of period end.
(b) Non-income producing security
(c) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(d) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,977 or 6.74% of net assets.
(f) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(g) This Senior Floating Rate Note will settle after December 31, 2024, at which time the interest rate will be determined.
(h) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
Portfolio Summary
Sector Percent
Consumer, Non-cyclical 38.10%
Money Market Funds 16.87%
Industrial 10.14%
Technology 9.74%
Consumer, Cyclical 8.94%
Financial 8.08%
Basic Materials 4.90%
Communications 2.79%
Utilities 1.78%
Energy 1.62%
Other Assets and Liabilities
(2.96)%
TOTAL NET ASSETS
100.00%

Consolidated Schedule of Investments
Principal Private Credit Fund I
December 31, 2024 (unaudited)
See accompanying notes.

Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Douglas Top Parent, LLC. 08/27/2024 $ 20 $ 22 0.02%
Warrior Ultimate Holdings LLC 12/30/2024 — — 0.00%
Warrior Ultimate Holdings LLC   0.00% 12/30/2024 39 39 0.04%
Total $ 61 0.06%
Amounts in thousands.

Glossary to the Schedule of Investments
December 31, 2024 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

December 31, 2024 (unaudited)

Security Valuation. Principal Private Credit Fund I (known as the “Fund”) values securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (“the
Manager”) under procedures established and periodically reviewed by the Fund’s Board of Trustees.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset value are reflected in the Fund’s net asset value and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depositary Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset value, for example weekends and other customary national U.S. holidays, the Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s
Board of Trustees as may occasionally be necessary.
Fair value is defined as the price that the Fund would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income, and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, privately-
held entities, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

December 31, 2024 (unaudited)

Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as discount rates, prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s securities carried at value (amounts in thousands):
*For additional detail regarding sector and/or sub-industry classifications, please see the Schedule of Investments.
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts
in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments
For the period from June 3, 2024, the effective date of the Fund’s registration statement on Form N-2, through December 31, 2024, the changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Private Credit Fund I
Bonds* $ — $ 6,845 $ — $ 6,845
Common Stocks
Consumer, Non-cyclical — — — —
Technology — — 22 22
Investment Companies* 14,953 — — 14,953
Preferred Stocks
Consumer, Non-cyclical — — 39 39
Senior Floating Rate Interests* — 15,741 53,638 69,379
Total investments in securities $ 14,953 $ 22,586 $ 53,699 $ 91,238
Fund Asset Type
Fair Value as of
December 31,
2024 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Impact to
valuation if input
had increased
Principal Private Credit Fund I
Senior Floating Rate
Interests
$53,638 Discounted Cash Flow Discount Rate 4.8%-8.5% (6.0)%
Decrease
Common Stock 22 Market Comparables EV/LTM Revenue 8.8x Increase
Movement of Median
Multiples
50%
Increase
__ Recent Transaction Price Transaction Price $0.0 Increase
Preferred Stock 39 Recent Transaction Price Transaction Price $100.0 Increase
Total $ 53,699

December 31, 2024 (unaudited)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
The Fund's Schedule of Investments as of December 31, 2024 has not been audited. This report is provided for the general information of the
Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's prospectus and annual report.
Fund
Value as
of June 2,
2024
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and
Change in
Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level 3*
Transfers Out of
Level 3**
Value as of
December
31, 2024
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments held at
December 31,2024
Principal Private Credit Fund I
Senior Floating Rate
Interests $ 36,461 $131 $12 $30,388 $(13,354) $ — $ — $53,638 $57
Common Stock — — 2 20 — — — 22 2
Preferred Stock — — — 39 — — — 39 —
Total
$ 36,461 $131 $14 $30,447 $(13,354) $ — $ — $53,699 $59